Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Changes in Property Plant and Equipment Including Right-of-use Assets

	Right-of-use (1)
	Flight equipment under finance leases	Flight and other equipment under leases	Major maintenance	Flight equipment	Rublic spare parts and accessories	Improvement of flight equipment	Machinery and equipment	Lease-hold improvements	Furniture and computer equipment	Construction (4)	Ground and platform equipment	Transportation equipment	Other equipment	Work in progress	Land	Total
Cast or demand cost
Balance as of January 1, 2025	$495,469	3,019,268	1,153,117	252,452	111,947	68,758	42,114	52,611	25,679	22,404	19,830	10,152	31,856	27,430	13,269	5,346,356
Additions (2)	—	854,339	277,197	32,084	21,634	16,407	—	—	—	—	—	—	—	28,199	—	1,229,880
Disposals (3)	—	(128,744)	(319,422)	(32,084)	(11,364)	(3,409)	(780)	(1,279)	(10)	—	(260)	(728)	(55)	—	—	(498,135)
Transfers	—	—	—	—	—	1,082	2,500	14,374	1,342	—	1,061	2,585	1,539	(24,483)	—	—

Balance as of December 31, 2025	$495,469	3,744,883	1,110,892	252,452	122,217	82,838	43,834	65,706	27,011	22,404	20,631	12,009	33,340	31,146	13,269	6,078,101

Balance as of January 1, 2024	$535,469	2,526,618	735,114	212,452	101,382	71,903	46,785	68,658	24,668	22,404	17,393	10,648	32,781	13,190	13,269	4,432,734
Additions (2)	—	596,431	422,300	—	19,627	10,965	537	2,168	1,769	—	3,086	259	937	15,631	—	1,073,710
Disposals (3)	—	(103,781)	(4,297)	—	(9,062)	(14,110)	(5,281)	(18,215)	(758)	—	(649)	(755)	(1,789)	(1,391)	—	(160,088)
Transfers	(40,000)	—	—	40,000	—	—	73	—	—	—	—	—	(73)	—	—	—

Balance as of December 31, 2024	$495,469	3,019,268	1,153,117	252,452	111,947	68,758	42,114	52,611	25,679	22,404	19,830	10,152	31,856	27,430	13,269	5,346,356

Balance as of January 1, 2023	$560,717	2,159,617	457,612	187,204	89,674	69,550	46,145	87,092	23,019	22,443	16,828	10,039	30,156	9,377	13,269	3,782,742
Addition s (2)	—	409,887	278,152	—	18,283	18,859	1,040	6,377	2,627	—	729	692	2,638	3,813	—	743,097
Disposals (3)	—	(42,886)	(650)	—	(6,575)	(16,506)	(400)	(24,811)	(978)	(39)	(164)	(83)	(13)	—	—	(93,105)
Transfers	(25,248)	—	—	25,248	—	—	—	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2023	$535,469	2,526,618	735,114	212,452	101,382	71,903	46,785	68,658	24,668	22,404	17,393	10,648	32,781	13,190	13,269	4,432,734

Depreciation
Balance as of January 1, 2025	$176,253	1,004,626	572,036	152,397	50,600	28,336	35,625	36,080	21,075	14,088	11,668	8,084	28,930	—	—	2,139,798
Depreciation for the year	15,857	435,806	212,458	7,464	5,270	12,198	2,060	5,752	1,867	517	1,501	804	1,578	—	—	703,132
Disposals (3)	—	(110,687)	(319,116)	—	(2,796)	(3,409)	(750)	(1,279)	(10)	—	(260)	(513)	(55)	—	—	(438,875)
Transfers	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2025	$192,110	1,329,745	465,378	159,861	53,074	37,125	36,935	40,553	22,932	14,605	12,909	8,375	30,453	—	—	2,404,055

Balance as of January 1, 2024	$179,743	717,761	380,940	113,998	46,406	37,149	38,491	49,339	20,435	13,571	10,826	8,238	28,242	—	—	1,645,139
Depreciation for the year	17,150	381,818	194,080	17,759	5,514	5,286	2,389	4,956	1,346	517	1,385	591	1,717	—	—	634,508
Disposals (3)	—	(94,953)	(2,984)	—	(1,320)	(14,099)	(5,272)	(18,215)	(706)	—	(543)	(745)	(1,012)	—	—	(139,849)
Transfers	(20,640)	—	—	20,640	—	—	17	—	—	—	—	—	(17)	—	—	—

Balance as of December 31, 2024	176,253	1,004,626	572,036	152,397	50,600	28,336	35,625	36,080	21,075	14,088	11,668	8,084	28,930	—	—	2,139,798

Balance as of January 1, 2023	$176,650	379,721	226,927	92,041	43,424	41,984	36,489	66,148	18,942	13,095	9,872	7,563	26,480	—	—	1,139,336
Depreciation for the year	19,523	353,623	154,216	5,527	4,607	6,066	2,383	6,764	1,131	515	1,106	746	1,775	—	—	557,982
Disposals (3)	—	(15,583)	(203)	—	(1,625)	(10,901)	(381)	(23,573)	362	(39)	(152)	(71)	(13)	—	—	(52,179)
Transfers	(16,430)	—	—	16,430	—	—	—	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2023	$179,743	717,761	380,940	113,998	46,406	37,149	38,491	49,339	20,435	13,571	10,826	8,238	28,242	—	—	1,645,139

Carrying amounts
As of December 31, 2025	303,359	2,415,138	645,514	92,591	69,143	45,713	6,899	25,153	4,079	7,799	7,722	3,634	2,887	31,146	13,269	3,674,046

As of December 31, 2024	319,216	2,014,642	581,081	100,055	61,347	40,422	6,489	16,531	4,604	8,316	8,162	2,068	2,926	27,430	13,269	3,206,558

As of December 31, 2023	355,726	1,808,857	354,174	98,454	54,976	34,754	8,294	19,319	4,233	8,833	6,567	2,410	4,539	13,190	13,269	2,787,595

(1)	Total right-of-use net carrying amount or $2,718,497, $2,333,858, and $2,164,583 in Dec e mber 3 1, 2 025, 2024 and 2023 resp ect ively.
(2)	Cash used in additions of property and equipment during 2025, 2024 and 2023 are $334,496, $422,837 and $333,208 respectively.
(3)	Cash proceeds from the sale of property and equipment during 2025, 2024 and 2023 are $33,552, $2,796 and $159 respectively.
(4)
Lease agreements for the land on which the maintenance facilities and other buildings are located establish that such facilities will be transferred to the Federal Government upon termination of the lease agreements without any consideration to the Group. The most important agreements expire between 2028 and 2033.